Lease (Details) - Schedule of Supplemental balance sheet information related to operating leases - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Supplemental balance sheet information related to operating leases [Abstract]
Right-of-use assets	$ 376,502	$ 505,630
Operating lease liabilities - current	125,885	177,903
Operating lease liabilities - non-current	241,606	$ 301,012
Total operating lease liabilities	$ 367,491